PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	Property, plant	Mining	Construction-
	and equipment	interests	in-progress	Total
Cost
Balance, January 1, 2024	$10,317,647	$—	$—	$10,317,647
Additions – Kingsway Project	350,000	—	—	350,000
Additions - other	725,082	—	—	725,082
Balance, December 31, 2024	11,392,729	—	—	11,392,729
Maritime Acquisition (Note 5)	57,237,532	167,737,597	13,271,209	238,246,338
Adjustment to reclamation assets	1,081,882	413,457	—	1,495,339
Additions – other	1,366,671	658,824	1,548,182	3,573,677
Balance, December 31, 2025	$71,078,814	$168,809,878	$14,819,391	$254,708,083

Accumulated Depreciation
Balance, January 1, 2024	$2,522,417	$—	$—	$2,522,417
Depreciation	813,654	—	—	813,654
Balance, December 31, 2024	3,336,071	—	—	3,336,071
Depreciation(1)	827,879	—	—	827,879
Balance, December 31, 2025	$4,163,950	$—	$—	$4,163,950

Net book value
At December 31, 2024	$8,056,658	$—	$—	$8,056,658
At December 31, 2025	$66,914,864	$168,809,878	$14,819,391	$250,544,133
(1)	Additions for the year ended December 31, 2025 include $77,341 of depreciation capitalized to inventories.
(2)	Maritime Acquisition amounts represent the fair values of the acquired assets at the close of the Transaction. Plant and equipment acquired includes $449,532 of right-of-use assets.